UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21341

Name of Fund: Preferred and Corporate Income Strategies Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, Preferred and Corporate Income Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/05

Date of reporting period: 11/01/04 - 01/31/05

Item 1 - Schedule of Investments

Preferred and Corporate Income Strategies Fund, Inc.

Schedule of Investments as of January 31, 2005

Preferred Securities

                                          Face                                                                          Value
Industry+                               Amount  Capital Trusts                                                    (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 1.9%             $ 5,000,000  Delphi Trust II, 6.197% due 11/15/2033 (a)                            $   4,669,850
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 12.2%             2,000,000  Cullen Frost Capital Trust I, 3.95% due 3/01/2034 (a)                     2,062,040
                                     1,835,000  Danske Bank A/S, 5.914% (a)(b)(c)                                         1,954,057
                                     8,000,000  Dresdner Funding Trust I, 8.151% due 6/30/2031 (c)                       10,130,120
                                     5,000,000  First Chicago NBD Institutional Capital I, 3.293% due 2/01/2027 (a)       4,794,735
                                       400,000  Firstar Capital Trust I Series B, 8.32% due 12/15/2026                      446,112
                                     3,000,000  Hubco Capital Trust I Series B, 8.98% due 2/01/2027                       3,329,082
                                     1,500,000  Hubco Capital Trust II Series B, 7.65% due 6/15/2028 (c)                  1,575,000
                                     3,500,000  Mizuho JGB Investment LLC, 9.87% (a)(b)(c)                                4,075,596
                                     2,000,000  SB Treasury Co. LLC, 9.40% (a)(b)(c)                                      2,286,016
                                                                                                                      -------------
                                                                                                                         30,652,758
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                3,000,000  Farm Credit Bank of Texas, 7.561% (a)(b)                                  3,125,490
Services - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 2.7%            2,000,000  Avista Capital Trust III, 6.50% due 4/01/2034 (a)                         2,027,500
                                     2,500,000  SWEPCO Capital I, 5.25% due 10/01/2043 (a)                                2,509,220
                                     2,000,000  Southern Co. Capital Trust I, 8.19% due 2/01/2037                         2,277,166
                                                                                                                      -------------
                                                                                                                          6,813,886
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 4.1%                 9,000,000  AGL Capital Trust I Series B, 8.17% due 6/01/2037                        10,290,150
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 26.5%                    6,990,000  AON Corp., 8.205% due 1/01/2027                                           7,725,648
                                     8,710,000  Ace Capital Trust II, 9.70% due 4/01/2030                                11,681,164
                                     9,000,000  Axa, 8.60% due 12/15/2030                                                12,158,901
                                     9,110,000  Farmers Exchange Capital, 7.05% due 7/15/2028 (c)                         9,650,979
                                     6,000,000  Mangrove Bay Pass-Through Trust, 6.102% due 7/15/2033 (a)(c)              6,119,460
                                    10,000,000  Markel Capital Trust I Series B, 8.71% due 1/01/2046                     11,129,330
                                       915,000  Oil Casualty Insurance Ltd., 8% due 9/15/2034 (c)                           947,923
                                     2,000,000  Oil Insurance Ltd., 5.15% due 8/15/2033 (a)(c)                            2,013,040
                                     5,000,000  QBE Insurance Group Ltd., 5.647% due 7/01/2023 (a)(c)                     4,938,245
                                                                                                                      -------------
                                                                                                                         66,364,690
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities & Unregulated        1,200,000  Dominion Capital Trust I, 7.83% due 12/01/2027                            1,355,878
Power - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Oil & Gas - 4.5%                     2,000,000  KN Capital Trust III, 7.63% due 4/15/2028                                 2,311,280
                                     8,000,000  Pemex Project Funding Master Trust, 7.375% due 12/15/2014                 8,940,000
                                                                                                                      -------------
                                                                                                                         11,251,280
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 7.3%    1,465,000  Dime Capital Trust I Series A, 9.33% due 5/06/2027                        1,691,284
                                     6,735,000  Greenpoint Capital Trust I, 9.10% due 6/01/2027                           7,700,738
                                     5,900,000  Sovereign Capital Trust, 9% due 4/01/2027                                 6,681,561
                                     2,000,000  Webster Capital Trust I, 9.36% due 1/29/2027 (c)                          2,270,524
                                                                                                                      -------------
                                                                                                                         18,344,107
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Investments in Capital Trusts (Cost - $143,187,867) - 61.0%       152,868,089
-----------------------------------------------------------------------------------------------------------------------------------

Preferred and Corporate Income Strategies Fund, Inc.

Preferred Securities (continued)

                                        Shares                                                                          Value
Industry+                                 Held  Preferred Stocks                                                  (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 3.0%                 280,000  Lehman Brothers Holdings, Inc., 6.50%                                 $   7,599,200
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 1.1%                104,800  Banco Santander Central Hispano SA, 6.41%                                 2,691,474
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                   80,000  Cobank ACB, 7%                                                            4,375,040
Services - 1.7%
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.4%               20,000  Duquesne Light Co., 6.50%                                                 1,062,000
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 3.7%                   320,000  Southern Union Co., 7.55%                                                 9,200,000
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 1.3%                       120,000  ACE Ltd. Series C, 7.80%                                                  3,201,600
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 7.0%      305,000  Fannie Mae, 7% (a)                                                       17,222,984
                                         6,000  Fannie Mae Series L, 5.125%                                                 270,900
                                                                                                                      -------------
                                                                                                                         17,493,884
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication               9,720  Centaur Funding Corp., 9.08%                                             13,067,325
Services - 5.2%
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Investments in Preferred Stocks (Cost - $52,476,737) - 23.4%       58,690,523
-----------------------------------------------------------------------------------------------------------------------------------

                                                Real Estate Investment Trusts
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment                  76,000  AMB Property Corp. Series M, 6.75%                                        1,919,760
Trusts - 23.7%                          63,800  Alexandria Real Estate Equities, Inc. Series C, 8.375%                    1,707,288
                                        72,800  BRE Properties Series C, 6.75%                                            1,834,560
                                       400,000  CBL & Associates Properties, Inc. Series C, 7.75%                        10,500,000
                                       400,000  CarrAmerica Realty Corp. Series E, 7.50%                                 10,600,000
                                       180,000  Developers Diversified Realty Corp., 7.375%                               4,636,800
                                        90,000  Duke Realty Corp. Series K, 6.50%                                         2,265,300
                                           610  First Industrial Realty Trust, Inc., 6.236% (a)                             609,390
                                       425,000  HRPT Properties Trust Series B, 8.75%                                    11,560,000
                                       192,000  Health Care Property Investors, Inc. Series F, 7.10%                      4,915,200
                                        44,000  Health Care REIT, Inc. Series F, 7.625%                                   1,124,750
                                       120,000  iStar Financial, Inc. Series I, 7.50%                                     3,052,800
                                                PS Business Parks, Inc.:
                                        38,600        Series H, 7%                                                          963,070
                                        18,400        Series K, 7.95%                                                       487,600
                                        80,000  Public Storage, Inc. Series X, 6.45%                                      2,013,600
                                        14,800  Regency Centers Corp., 7.25%                                                388,963
                                        36,800  Vornado Realty Trust Series E, 7%                                           957,952
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Investments in Real Estate Investment Trusts
                                                (Cost - $57,593,750) - 23.7%                                             59,537,033
-----------------------------------------------------------------------------------------------------------------------------------

Preferred and Corporate Income Strategies Fund, Inc.

Preferred Securities (concluded)

                                          Face                                                                          Value
Industry+                               Amount  Trust Preferred                                                   (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.8%         $ 2,050,000  RC Trust I, 7% due 5/15/2006                                          $   2,130,721
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.7%            4,060,000  Comed Financing III, 6.35% due 3/15/2033                                  4,362,206
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 4.4%                10,000,000  Southwest Gas Capital II, 7.70% due 9/15/2043                            11,014,821
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 2.5%                     4,000,000  ABN AMRO North America Capital Funding Trust II, 2.545% (a)(b)(c)         3,853,509
                                     2,250,000  Lincoln National Capital VI Series F, 6.75% due 9/11/2052                 2,385,966
                                                                                                                      -------------
                                                                                                                          6,239,475
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 2.3%    5,500,000  Countrywide Financial Corp., 1.50% due 4/01/2033                          5,710,191
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Investments in Trust Preferred (Cost - $27,668,292) - 11.7%        29,457,414
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Investments in Preferred Securities
                                                (Cost - $280,926,646) - 119.8%                                          300,553,059
-----------------------------------------------------------------------------------------------------------------------------------

                                                Corporate Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 4.6%                   5,000,000  DaimlerChrysler NA Holding Corp., 8.50% due 1/18/2031                     6,404,520
                                     5,000,000  General Motors Corp., 7.70% due 4/15/2016                                 5,096,785
                                                                                                                      -------------
                                                                                                                         11,501,305
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 2.2%        5,000,000  Sealed Air Corp., 6.875% due 7/15/2033 (c)                                5,541,880
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                5,000,000  Ford Motor Credit Co., 7.25% due 10/25/2011                               5,320,590
Services - 6.1%                                 General Motors Acceptance Corp.:
                                     2,000,000        6.875% due 8/28/2012                                                1,995,640
                                     3,000,000        8% due 11/01/2031                                                   3,035,964
                                     5,000,000  Sigma Finance Corp., 5.348% due 8/15/2011                                 5,000,000
                                                                                                                      -------------
                                                                                                                         15,352,194
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication        5,000,000  France Telecom SA, 9.25% due 3/01/2031                                    6,951,275
Services - 5.5%                      5,000,000  Sprint Capital Corp., 8.75% due 3/15/2032                                 6,771,605
                                                                                                                      -------------
                                                                                                                         13,722,880
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 2.3%            5,000,000  Energy East Corp., 6.75% due 9/15/2033                                    5,729,205
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Government                   7,032,000  Mexico Government International Bond, 5.875% due 1/15/2014                7,278,120
Obligations - 2.9%
-----------------------------------------------------------------------------------------------------------------------------------
Media - 8.5%                         3,000,000  Comcast Corp., 7.05% due 3/15/2033                                        3,521,874
                                     8,000,000  Liberty Media Corp., 8.25% due 2/01/2030                                  8,978,576
                                     2,000,000  TCI Communications, Inc., 8.75% due 8/01/2015                             2,568,692
                                     5,000,000  Time Warner, Inc., 7.625% due 4/15/2031                                   6,158,890
                                                                                                                      -------------
                                                                                                                         21,228,032
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication           5,000,000  AT&T Wireless Services, Inc., 8.75% due 3/01/2031                         6,877,035
Services - 2.7%
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Investments in Corporate Bonds (Cost - $80,170,497) - 34.8%        87,230,651
-----------------------------------------------------------------------------------------------------------------------------------

Preferred and Corporate Income Strategies Fund, Inc.

                                          Face                                                                          Value
                                        Amount  Short-Term Securities                                             (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                                   $ 3,600,000  Fannie Mae, 2.31% due 2/22/2005 (d)*                                  $   3,595,149
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Investments in Short-Term Securities
                                                (Cost - $3,595,149) - 1.4%                                                3,595,149
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Investments  (Cost - $364,692,292**)  - 156.0%                    391,378,859

                                                Liabilities in Excess of Other Assets - (1.6%)                           (3,976,555)

                                                Preferred Stock, at Redemption Value - (54.4%)                         (136,560,770)
                                                                                                                      -------------
                                                Net Assets Applicable to Common Stock - 100.0%                        $ 250,841,534
                                                                                                                      =============

* Certain U.S. Governement Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rate paid at the time of purchase.
** The cost and unrealized appreciation (depreciation) of investments as of January 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 366,237,813
                                                                  =============
      Gross unrealized appreciation                               $  25,880,758
      Gross unrealized depreciation                                    (739,712)
                                                                  -------------
      Net unrealized appreciation                                 $  25,141,046
                                                                  =============


+ For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
(a)   Floating rate note.
(b)   The security is a perpetual bond and has no definite maturity date.
(c) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(d) All or a portion of security held as collateral in connection with open financial futures contracts.

      Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2 (a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
                                                Net                     Interest
      Affiliate                              Activity                   Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series,
       LLC Cash Sweep Series 1             $(1,944,332)                 $ 11,045
      --------------------------------------------------------------------------

Preferred and Corporate Income Strategies Fund, Inc.

      Swaps outstanding as of January 31, 2005 were as follows:
      --------------------------------------------------------------------------
                                                                    Unrealized
                                                   Notional        Appreciation
                                                    Amount        (Depreciation)
      --------------------------------------------------------------------------
      Receive a fixed rate of 4.14% and pay a
      variable rate equal to 3-month USD LIBOR

      Broker, Lehman Brother Special Finance
      Expires February 2012                      $ 50,000,000       $  (206,581)

      Receive a fixed rate of 4.1275% and pay a variable rate equal to 3-month USD LIBOR

      Broker, Deutsche Bank AG London
      Expires February 2012                      $ 50,000,000          (192,333)

      Receive a fixed rate of 4.683% and pay a variable rate equal to 3-month USD LIBOR

      Broker, Morgan Stanley Capital Services,
      Inc.
      Expires January 2015                       $ 4,720,000            (79,478)

      Receive a variable rate equal to 3-month
      USD LIBOR and pay a fixed rate of 5.4975%

      Broker, Morgan Stanley Capital Services,
      Inc.
      Expires February 2015                      $ 110,000,000       (8,585,830)

      Receive a variable rate equal to 3-month
      USD LIBOR and pay a fixed rate of 5.26405%

      Broker, Morgan Stanley Capital Services,
      Inc.
      Expires July 2025                          $ 20,520,000           759,650

      Receive a fixed rate of 5.256% and pay a variable rate equal to 3-month USD LIBOR

      Broker, Morgan Stanley Capital Services,
      Inc.
      Expires January 2035                       $ 14,100,000          (685,745)
      --------------------------------------------------------------------------
      Total                                                         $(8,990,317)
                                                                    ===========

Preferred and Corporate Income Strategies Fund, Inc.

Schedule of Investments as of January 31, 2005 (concluded)

      Financial futures contracts sold as of January 31, 2005 were as follows:

      -----------------------------------------------------------------------------------
      Number of                                  Expiration       Face        Unrealized
      Contracts             Issue                   Date          Value      Depreciation
      -----------------------------------------------------------------------------------
       1,868      10-Year U.S. Treasury Notes    March 2005    $208,353,691   $(1,358,496)
        200       30-Year U.S. Treasury Notes    March 2005    $ 21,972,004      (996,746)
      -----------------------------------------------------------------------------------
      Total                                                                   $(2,355,242)
                                                                              ===========

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Preferred and Corporate Income Strategies Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.,
    President
    Preferred and Corporate Income Strategies Fund, Inc.

Date: March 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.,
    President
    Preferred and Corporate Income Strategies Fund, Inc.

Date: March 21, 2005


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke,
    Chief Financial Officer
    Preferred and Corporate Income Strategies Fund, Inc.

Date: March 21, 2005